Share-Based Payments - Schedule of Warrants (Details)		1 Months Ended			3 Months Ended	12 Months Ended
	Apr. 30, 2020	Dec. 31, 2021 kr / shares	Jun. 30, 2021	Dec. 31, 2020 kr / shares	Jun. 30, 2021	Dec. 31, 2021 kr / shares $ / shares	Dec. 31, 2021 kr / shares	Dec. 31, 2020 kr / shares	Dec. 31, 2019 kr / shares	Dec. 31, 2018 kr / shares
Weighted Average Exercise Price/Share (DKK)
Warrants cancelled, price per share							kr 1
Warrants exercisable, price per share		kr 1				kr 1	kr 1
Warrants.
Number of warrants outstanding
Warrants granted at beginning of period						2,228,076	2,228,076	1,932,156	1,674,324
Warrants granted		523,599	62,147	1,655	62,147	63,802	63,802	363,168	257,832
Warrants forfeited	(45,216)					(10,178)	(10,178)	(45,216)
Exercised						(62,284)	(62,284)
Warrants cancelled						(10,397)	(10,397)	(22,032)
Warrants granted at end of period		2,732,618		2,228,076		2,732,618	2,732,618	2,228,076	1,932,156	1,674,324
Warrants exercisable		(2,072,122)				(2,072,122)	(2,072,122)
Weighted Average Exercise Price/Share (DKK)
Warrants granted at beginning of period, price per share							kr 1	kr 1	kr 1
Warrants granted, price per share | (per share)						kr 5.38	1	1	1
Warrants forfeited, price per share								1
Warrants cancelled, price per share								1
Warrants granted at end of period, price per share		kr 7.53		kr 1			7.53	kr 1	kr 1	kr 1
Warrants exercisable, price per share		kr 1				kr 1	kr 1
Weighted Average Remaining Contractual Life (years)
Warrants granted, remaining contractual life						10 years	10 years	15 years	17 years	18 years
Warrants granted , remaining contractual life						13 years	13 years	11 years	17 years
Warrants forfeited , remaining contractual life						0 years	0 years	16 years
Warrants cancelled , remaining contractual life						0 years	0 years	16 years
Warrants exercisable, remaining contractual life						0 years	0 years	0 years	0 years
Other information
Price per share | $ / shares						kr 5.59